Consolidated Statements of Changes In Equity - EUR (€) € in Thousands	Total	Ares Acquisition [Member]	Execution of rights and Warrants [Member]	Private Placement [Member]	ATM [Member]	Share Capital [Member]	Share Capital [Member] Ares Acquisition [Member]	Share Capital [Member] Execution of rights and Warrants [Member]	Share Capital [Member] Private Placement [Member]	Share Capital [Member] Coil Acquisition [Member]	Share Capital [Member] ATM [Member]	Share premium [member]	Share premium [member] Ares Acquisition [Member]	Share premium [member] Execution of rights and Warrants [Member]	Share premium [member] Private Placement [Member]	Share premium [member] Coil Acquisition [Member]	Share premium [member] ATM [Member]	Capital reduction reserves [Member]	Accumulated Deficit [member]	Other Equity Components [Member]	Other Equity Components [Member] Ares Acquisition [Member]	Other Equity Components [Member] Execution of rights and Warrants [Member]	Other Equity Components [Member] Coil Acquisition [Member]	Foreign Currency Translation Reserve [Member]	Total Equity Parent [Member]	Total Equity Parent [Member] Ares Acquisition [Member]	Total Equity Parent [Member] Execution of rights and Warrants [Member]	Total Equity Parent [Member] Private Placement [Member]	Total Equity Parent [Member] ATM [Member]	Non-controlling interests [member]
Balance at Dec. 31, 2022	€ 169,150					€ 45,769						€ 378,240							€ (306,696)	€ 41,240				€ 10,597	€ 169,150
Total comprehensive (loss)/income for the year
Loss for the Year	(112,071)																		(112,068)						(112,068)					€ (3)
Other Comprehensive (loss)/income for the year	(4,729)																							(4,729)	(4,729)
Total comprehensive income for the year	(116,800)																		(112,068)					(4,729)	(116,797)					(3)
Transactions with owners of the Company
Contributions of equity			€ 1,847	€ 74,242	€ 6,106			€ 731	€ 3,503		€ 316			€ 24,562	€ 70,739		€ 5,790					€ (23,446)					€ 1,847	€ 74,242	€ 6,106
Share based payments	16,672																			16,672					16,672
Total contributions and distributions	97,461					4,583						103,375							(1,431)	(9,091)					97,436					25
Increase (decrease) through acquisition of subsidiary, equity										€ 33						€ 2,284							€ (2,317)
Non-controlling interest on acquisition of subsidiary	25																													25
Other movements	(1,431)																		(1,431)						(1,431)
Total transactions with owners of the Company	(19,339)					4,583						103,375							(113,499)	(9,091)				(4,729)	(19,361)
Balance at Dec. 31, 2023	149,811					50,352						481,615							(420,195)	32,149				5,868	149,789					22
Total comprehensive (loss)/income for the year
Loss for the Year	(151,792)																		(148,980)						(148,980)					(2,812)
Other Comprehensive (loss)/income for the year	6,952																			36				6,916	6,952
Total comprehensive income for the year	(144,840)																		(148,980)	36				6,916	(142,028)					(2,812)
Transactions with owners of the Company
Contributions of equity			795	41,405	43			472	4,360		9			12,458	37,045		34					(12,135)					795	41,405	43
Share based payments	3,826																			3,826					3,826
Total contributions and distributions	57,607					4,891						49,498								2,650					57,039					568
Increase (decrease) through acquisition of subsidiary, equity		€ (18)					€ 45						€ 410								€ (473)					€ (18)
Others	(444)					5						(449)													(444)
Other movements	12,000																			11,432					11,432					568
Total transactions with owners of the Company	(87,233)					4,891						49,498							(148,980)	2,686				6,916	(84,989)					(2,244)
Balance at Dec. 31, 2024	62,578					55,243						531,113							(569,175)	34,835				12,784	64,800					(2,222)
Total comprehensive (loss)/income for the year
Loss for the Year	(103,195)																		(101,763)						(101,763)					(1,432)
Other Comprehensive (loss)/income for the year	(16,124)																			(5)				(16,119)	(16,124)
Total comprehensive income for the year	(119,319)																		(101,763)	(5)				(16,119)	(117,887)					(1,432)
Transactions with owners of the Company
Contributions of equity			€ 161	€ 22,654	€ 403			€ 497	€ 10,431		€ 89			€ 6,765	€ 12,223		€ 314					€ (7,101)					€ 161	€ 22,654	€ 403
Share based payments	2,096																	€ 542,972		2,096					2,096
Total contributions and distributions	25,280					11,017						(523,670)						542,972	(3,920)	(5,005)					21,394					3,886
Others												(542,972)
Other movements	(34)																		(3,920)						(3,920)					3,886
Total transactions with owners of the Company	(94,039)					11,017						(523,670)						542,972	(105,683)	5,010				(16,119)	(96,493)					2,454
Balance at Dec. 31, 2025	€ (31,461)					€ 66,260						€ 7,443						€ 542,972	€ (674,858)	€ 29,825				€ (3,335)	€ (31,693)					€ 232